Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST IX /MA/
Central Index Key	dei_EntityCentralIndexKey	0000063075
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
MFS Inflation-Adjusted Bond Fund (Prospectus Summary) | MFS Inflation-Adjusted Bond Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIAAX
MFS Inflation-Adjusted Bond Fund (Prospectus Summary) | MFS Inflation-Adjusted Bond Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIABX
MFS Inflation-Adjusted Bond Fund (Prospectus Summary) | MFS Inflation-Adjusted Bond Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIACX
MFS Inflation-Adjusted Bond Fund (Prospectus Summary) | MFS Inflation-Adjusted Bond Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIAIX
MFS Inflation-Adjusted Bond Fund (Prospectus Summary) | MFS Inflation-Adjusted Bond Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIALX
MFS Inflation-Adjusted Bond Fund (Prospectus Summary) | MFS Inflation-Adjusted Bond Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIATX
MFS Inflation-Adjusted Bond Fund (Prospectus Summary) | MFS Inflation-Adjusted Bond Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIAHX
MFS Inflation-Adjusted Bond Fund (Prospectus Summary) | MFS Inflation-Adjusted Bond Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIAJX